Related Party Transactions - Schedule of Other Transactions with Related Parties (Detail) - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Adexus S A [member]
Disclosure of transactions between related parties [line items]
Effect on profit (loss) expense MCh$		$ (8)	$ (567)
Bcycle Latam SPA [member]
Disclosure of transactions between related parties [line items]
Effect on profit (loss) expense MCh$		(2,165)	(1,518)
CAI Gestion Inmobiliaria S.A. [Member]
Disclosure of transactions between related parties [line items]
Effect on profit (loss) expense MCh$			(3)
Combanc S.A. [Member]
Disclosure of transactions between related parties [line items]
Effect on profit (loss) expense MCh$	$ (464)	(472)	(366)
Comder Contraparte Central S.A [Member]
Disclosure of transactions between related parties [line items]
Effect on profit (loss) expense MCh$	(849)	(826)	(910)
Compania Chilena de Television S A [Member]
Disclosure of transactions between related parties [line items]
Effect on profit (loss) expense MCh$		(8)	(47)
Corp Group Holding Inversiones Limitada [member]
Disclosure of transactions between related parties [line items]
Effect on profit (loss) expense MCh$	(447)	(537)	(382)
Corp Imagen y disenos S.A. [Member]
Disclosure of transactions between related parties [line items]
Effect on profit (loss) expense MCh$			(101)
Corp Research S.A. [Member]
Disclosure of transactions between related parties [line items]
Effect on profit (loss) expense MCh$			(474)
Hotel Corporation of Chile S.A. [Member]
Disclosure of transactions between related parties [line items]
Effect on profit (loss) expense MCh$		(8)	(39)
Inmobiliaria Edificio Corpgroup S.A. [Member]
Disclosure of transactions between related parties [line items]
Balances receivable (payable) MCh$	(13,326)	(14,175)	(15,625)
Effect on profit (loss) expense MCh$	(2,166)	(4,693)	(1,994)
Inmobiliaria Gabriela S A [Member]
Disclosure of transactions between related parties [line items]
Balances receivable (payable) MCh$	(632)	(708)	(809)
Effect on profit (loss) expense MCh$	(132)	(128)	(121)
Inversiones Corp Group Interhold Ltda [member]
Disclosure of transactions between related parties [line items]
Effect on profit (loss) expense MCh$	(2,711)	(2,613)	(2,537)
Itau BBA securities New York [Member]
Disclosure of transactions between related parties [line items]
Balances receivable (payable) MCh$	1,894
Effect on profit (loss) income MCh$	2,065
Itau Chile Cia. de Seguros de Vida S.A. [Member]
Disclosure of transactions between related parties [line items]
Effect on profit (loss) income MCh$			46
Effect on profit (loss) expense MCh$			(248)
Itau Chile Inv. Serv.y Administracion S.A. [Member]
Disclosure of transactions between related parties [line items]
Balances receivable (payable) MCh$	(67)	(198)	(441)
Effect on profit (loss) expense MCh$	(818)	(1,143)	(220)
Itau Unibanco S.A [Member]
Disclosure of transactions between related parties [line items]
Balances receivable (payable) MCh$		1,549	349
Effect on profit (loss) income MCh$		2,213	2,051
Effect on profit (loss) expense MCh$	(655)
Operadora de Tarjeta de Credito Nexus S.A. [Member]
Disclosure of transactions between related parties [line items]
Effect on profit (loss) expense MCh$	(3,740)	(3,319)	(3,037)
Pulso Editorial S.A [Member]
Disclosure of transactions between related parties [line items]
Effect on profit (loss) expense MCh$	(70)	(24)	(23)
Redbanc S.A. [Member]
Disclosure of transactions between related parties [line items]
Effect on profit (loss) expense MCh$	(3,566)	(3,094)	(3,388)
SMU SA, Rendic Hnos. S.A. [Member]
Disclosure of transactions between related parties [line items]
Balances receivable (payable) MCh$		991	3,379
Effect on profit (loss) expense MCh$	(991)	(2,388)	(2,319)
Transbank S.A. [Member]
Disclosure of transactions between related parties [line items]
Effect on profit (loss) expense MCh$	$ (8,218)	$ (13,177)	$ (14,208)